Award Timing Disclosure	12 Months Ended
Aug. 01, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the NEOs, in the first quarter each year. In years in which the Company is requesting additional shares under its equity incentive plan, the Compensation Committee may delay the grant of awards until after the annual meeting. In the event of hiring or promoting an individual, or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee, or one or more officers to which the Compensation Committee has delegated authority, may approve equity grants to be awarded during an open window under our Insider Trading Policy. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the NEOs, in the first quarter each year. In years in which the Company is requesting additional shares under its equity incentive plan, the Compensation Committee may delay the grant of awards until after the annual meeting. In the event of hiring or promoting an individual, or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee, or one or more officers to which the Compensation Committee has delegated authority, may approve equity grants to be awarded during an open window under our Insider Trading Policy.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Compensation Committee, or one or more officers to which the Compensation Committee has delegated authority, may approve equity grants to be awarded during an open window under our Insider Trading Policy.
MNPI Disclosure Timed for Compensation Value	false